Benefit Plans And Obligations For Termination Indemnity (Target Asset Allocation For The Plan) (Details)	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	65.00%	65.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	35.00%	35.00%